Shareholders' equity and share-based payments - Share cancellation (Details)		12 Months Ended
	Dec. 15, 2016 subsidiary shares	Dec. 31, 2016 shares
Subsidiaries from which cancelled treasury shares were previously bought back
Shareholders' equity
Number of indirectly controlled subsidiaries | subsidiary	4
Cumulative percentage of interest held	100.00%
Treasury shares
Shareholders' equity
Cancellation of treasury shares | shares	100,331,268	100,331,268